OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
OTHER LONG-TERM ASSETS
OTHER LONG-TERM ASSETS

NOTE 12: — OTHER LONG-TERM ASSETS

	December 31,
	2024	2023
Deposits (*)	$1,637	$1,602
Other	—	3
	$1,637	$1,605

(*)Deposits mainly to secure payments to airlines and to support currency hedging activity, a bank guarantee, customs payments and credit cards.